Property and equipment, net (Details Narrative)	12 Months Ended
	Jun. 30, 2024 USD ($)	Jun. 30, 2024 GBP (£)	Jun. 30, 2023 USD ($)	Jun. 30, 2023 GBP (£)
Property, Plant and Equipment [Abstract]
Depreciation, Depletion and Amortization	$ 171,938	£ 136,027	$ 177,951	£ 140,784